CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	IPO	Preferred Stock	Common Stock	Common Stock IPO	Capital Surplus	Capital Surplus IPO	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unvested Restricted Stock
Beginning balance at Dec. 31, 2019	$ 126,637		$ 0	$ 38,254		$ 64,592		$ 23,918	$ 265
Beginning balance (in shares) at Dec. 31, 2019			0	7,651
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	12,107							12,107
Issuance of common stock (in shares)				3,822
Issuance of common stock	$ 76			$ 19		57
Exercise of common stock options (in shares)	1,000,000			1,000
Exercise of common stock options	$ 10			$ 5		5
Issuance of restricted stock (in shares)				22,869
Issuance of restricted stock	0			$ 114		328				$ (442)
Forfeiture of restricted stock (in shares)				(268)
Forfeiture of restricted stock	0			$ (1)		(4)				5
Stock-based compensation	739					349
Common stock dividends paid	(1,842)							(1,842)
Other comprehensive income (loss)	2,929								2,929
Ending balance (in shares) at Dec. 31, 2020			0	7,678,195
Ending balance at Dec. 31, 2020	140,656		$ 0	$ 38,391		65,327		34,183	3,194	(439)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	18,567							18,567
Issuance of common stock (in shares)				8,240	1,296,429
Issuance of common stock	165	$ 24,632		$ 41	$ 6,482	124	$ 18,150
Issuance of common stock - IPO cost	$ (3,674)					(3,674)
Exercise of common stock options (in shares)	10,000,000			5,008
Exercise of common stock options	$ 0			$ 25		(25)
Issuance of restricted stock (in shares)				24,985
Issuance of restricted stock	0			$ 125		376				(501)
Stock-based compensation	825					362
Common stock dividends paid	(2,892)							(2,892)
Other comprehensive income (loss)	(1,081)								(1,081)
Ending balance (in shares) at Dec. 31, 2021			0	9,012,857
Ending balance at Dec. 31, 2021	177,198		$ 0	$ 45,064		80,640		49,858	2,113	(477)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,557							4,557
Issuance of restricted stock (in shares)				24,265
Issuance of restricted stock	0			$ 121		379				(500)
Stock-based compensation	245					103				142
Common stock dividends paid	(811)							(811)
Other comprehensive income (loss)	(5,868)								(5,868)
Ending balance (in shares) at Mar. 31, 2022			0	8,749,878
Ending balance at Mar. 31, 2022	$ 169,189		$ 0	$ 43,749		$ 76,426		$ 53,604	$ (3,755)	$ (835)